Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS GROWTH & INCOME FUND INC.
Central Index Key	0000881780
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
DREYFUS GROWTH & INCOME FUND, INC | DREYFUS GROWTH & INCOME FUND, INC
Prospectus:
Trading Symbol	DGRIX